Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

Shares of Common Stock Issued

Shares Issued for Conversion of Convertible Notes Payable

On February 14, 2020, Redstart Holdings, converted $1,600, of principal from their note issued on March 2, 2019, for 158,416, shares of common stock, at the contracted price of $.0101.

On February 25, 2020, Trillium Partners LP, holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 322,875, shares of common stock at the contracted price of $.008 per share. Principal of $247, accrued interest of $1,331, and conversion fees of $1,005, were converted.

Shares of Common Stock Issued for Non-Employee Services

On February 21, 2020, 23,948, restricted shares were issued to an attorney for services rendered and invoiced for $2,916. The invoiced amount was included in accrued expenses at December 31, 2019. The shares were valued at $.12, based on the value of the invoiced services.

Convertible and Non-Convertible Notes Issued

On January 1, 2020, the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On January 18, 2020, the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On January 28, 2020, the Company's subsidiary Howco entered into a Payment Rights Purchase and Sale Agreement financing with EBF Partners, LLC, (merchant cash advance or "MCA") with a principal amount of $208,500. Howco received $147,355, in cash, net of original issue discount of $58,500, and legal and other fees totaling $2,645, which will be amortized to interest expense over the term of the financing. The CEO is a personal guarantor for the MCA. Howco will make payments each business day by way of an ACH withdrawal of $1,489, for 140 payments. The loan is secured by receipts from future revenue transactions.

On February 1, 2020, the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On February 15, 2020, the Company executed a convertible promissory note to be issued to Geneva Roth Remark Holdings for $53,000, having a 10% annual interest rate, maturity of December 15, 2020, and conversion right to a 42% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note will not become effective until funded following the issuance of this form 10Q.

On February18, 2020, the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On March 1, 2020, the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

NOTE 18 - SUBSEQUENT EVENTS

Directors' & Officers' Insurance Policy Expiration

On October 11, 2019, the Company's insurance policy covering directors and officers expired and the carrier declined to renew the policy. The Company is working with its broker and other carriers to obtain coverage. This lapse of insurance coverage exposes the Company to the risk associated with its indemnification of its officers against legal actions by third parties as outlined in the officers' employment agreements as amended on September 16, 2019.

Default on Convertible Note

On December 30, 2019, the Company failed to pay the principal and accrued interest on its February 27, 2019, convertible note payable to Redstart Holdings Corp upon its maturity. Legal counsel for the note holder submitted a demand notice for payment for 150% of the original principal of $78,000 amounting to $117,000 plus accrued interest. The Company will record the default penalty with a charge to interest expense and increase the principal of the note as of December 30, 2019. The Company will recognize the additional put premium related to the increased principal as interest expense for stock settled debt.

On October 7, 2019, the Company entered into a one year agreement for professional services for a one-time fee to be paid with 25,000 common shares of restricted stock. The services relate mostly to technology and related internet media and website improvement. The shares will be valued at $0.10 per share based on the quoted trading price for total expense of $2,500 to be charged to professional fees.

On October 7, 2019, the Company entered into a one year agreement for professional services for a one-time fee to be paid with 25,000 common shares of restricted stock the services relate mostly to investor relations through internet media. The shares will be valued at $0.10 per share for total expense of $2,500 to be charged to professional fees.

In December 2019, the Company relocated its primary office to 195 Paterson Avenue, Little Falls, New Jersey, under a one-year lease with an renewal option having monthly payments of $500.

Convertible and Non-Convertible Notes Issued

On October 1, 2019 the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On October 18, 2019 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On November 1, 2019 the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On November 18, 2019 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On December 1, 2019 the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On December 18, 2019 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On January 1, 2020, the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

On January 18, 2020, the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On January 28, 2020, the Company's subsidiary Howco entered into a Payment Rights Purchase and Sale Agreement financing with EBF Partners, LLC, (merchant cash advance or "MCA") with a principal amount of $208,500. Howco received $147,355, in cash, net of original issue discount of $58,500, and legal and other fees totaling $2,645, which will be amortized to interest expense over the term of the financing. The CEO is a personal guarantor for the MCA. Howco will make payments each business day by way of an ACH withdrawal of $1,489, for 140 payments. The loan is secured by receipts from future revenue transactions.

On February 1, 2020, the Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.

Note Amendments, Assignments and Restatements

On November 1, 2019, Livingston Asset Management amended the convertible notes payable received under the Company's advisory agreement with Livingston to relinquish the conversion of feature of the notes held by Livingston with immediate effect. The Company will recognize $136,375 from a gain on debt extinguishment as premiums recorded for stock settled debt (charged as interest expense at the date of note origination) are reclassified.

On November 1, 2019, Trillium Partners LP, amended the convertible notes payable issued by the Company for cash loan on July 12, 2019, to relinquish the conversion of feature of the note held by Trillium. The Company will recognize $10,000 from a gain on debt extinguishment as premiums recorded for stock settled debt (charged as interest expense at the date of note origination) are reclassified.

Common Stock Cancelled for 3(a)(10) Issuance

On November 7, 2019 Livingston Asset Management surrendered 194,520 common shares of the Company under the 3(a)(10) settlement to the Company's transfer agent. The Company will cancel these shares and reverse the accounting recognition recorded upon issuance. In addition, Livingston transferred ownership of 25,719 common shares to an unrelated third party.